Statement of Changes in Net Assets Available for Benefits - EBP 025	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employee contributions	$ 416,446
Employer contributions	302,720
Total contributions	719,166
Net investment gain of Plan's interest in Ford Defined Contribution Plans Master Trust (Note 3)	1,547,401
Interest income on notes receivable from participants	11,514
Total additions	2,278,081
Deductions
Benefits paid to participants	(682,659)
Ford stock dividend payments to participants	(10,607)
Administrative & other expenses	(9,630)
Total deductions	(702,896)
Net Increase in Net Assets Available for Benefits	1,575,185
Net Assets Available for Benefits
Beginning of year	8,341,978
End of year	$ 9,917,163